CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CONDENSED CONSOLIDATED BALANCE SHEETS
Accumulated depreciation	$ 1,704,983	$ 1,622,344
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	25,790,282	25,790,190
Common stock, shares outstanding	18,203,567	18,264,294